Information by segment and main country	12 Months Ended
Dec. 31, 2019
Information by segment and main country [Abstract]
Information by segment and main country [Text block]

2Information by segment and main country

Philips Group

Information on income statements

in millions of EUR

2017 - 2019

	sales	sales including intercompany	depreciation and amortization1)	Adjusted EBITA2)3)

2019
Diagnosis & Treatment4)	8,485	8,579	(564)	1,078
Connected Care	4,674	4,760	(327)	618
Personal Health	5,854	5,864	(186)	943
Other	469	542	(326)	(76)
Inter-segment eliminations		(263)
Philips Group	19,482	19,482	(1,402)	2,563

2018
Diagnosis & Treatment	7,726	7,825	(349)	872
Connected Care	4,341	4,516	(326)	662
Personal Health	5,524	5,538	(171)	860
Other	530	612	(244)	(28)
Inter-segment eliminations		(369)
Philips Group	18,121	18,121	(1,089)	2,366

2017
Diagnosis & Treatment	7,365	7,445	(301)	747
Connected Care	4,331	4,492	(355)	684
Personal Health	5,685	5,702	(181)	879
Other	400	535	(188)	(157)
Inter-segment eliminations		(393)
Philips Group	17,780	17,780	(1,025)	2,153
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
2)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
3)For reconciliation Adjusted EBITA, refer to the table below.
4)In 2019 Philips’ Emerging Businesses were moved out of segment Other into segment Diagnosis & Treatment to enable these businesses with better access to downstream capabilities. While these businesses remain in (semi-)incubator phase, in 2019 they received a corporate funding out of segment Other of EUR 54 million to support them during their emerging idea-to-market business phase.

As required by IFRS 8 Operating Segments, Philips operating segments are Diagnosis & Treatment businesses, Connected Care businesses and Personal Health businesses, each being responsible for the management of its business worldwide. From January 1, 2019, Philips realigned the composition of its reporting segments. The most notable changes are the shifts of the Sleep & Respiratory Care business from the Personal Health segment to the renamed Connected Care segment and most of the Healthcare Informatics business from the renamed Connected Care segment to the Diagnosis & Treatment segment. The 2018 and 2017 segment results have been reclassified according to the revised reporting structure.

Philips focuses on improving people’s lives through meaningful innovation across the health continuum – from healthy living and prevention to diagnosis, treatment and home care. The Diagnosis & Treatment unites the businesses related to the promise of precision diagnosis and disease pathway selection, and the businesses related to image-guided, minimally invasive treatments. The Connected Care businesses focuses on patient care solutions, advanced analytics and patient and workflow optimization inside and outside the hospital, and aims to unlock synergies from integrating and optimizing patient care pathways, and leveraging provider-payer-patient business models. The Personal Health businesses focuses on healthy living and preventative care.

The Executive Committee of Philips is deemed to be the chief operating decision maker (CODM) for IFRS 8 segment reporting purposes. The key segmental performance measure is Adjusted EBITA*), which Management believes is the most relevant measure to evaluate the results of the segments.

The term Adjusted EBITA*) is used to evaluate the performance of Philips and its segments. EBITA*) represents Income from operations excluding amortization and impairment of acquired intangible assets and impairment of goodwill. Adjusted EBITA*) represents EBITA *)excluding gains or losses from restructuring costs, acquisition-related charges and other items.

Adjusted EBITA*) is not a recognized measure of financial performance under IFRS. Below is a reconciliation of Adjusted EBITA*) to the most directly comparable IFRS measure, Net income, for the years indicated. Net income is not allocated to segments as certain income and expense line items are monitored on a centralized basis, resulting in them being shown on a Philips Group level only.

Philips Group

Reconciliation from net income to Adjusted EBITA1)

In millions of EUR

2017 - 2019

	Philips Group	Diagnosis & Treatment	Connected Care	Personal Health	Other
2019
Net Income	1,173
Discontinued operations, net of income taxes	19
Income tax expense	337
Investments in associates, net of income taxes	(1)
Financial expenses	233
Financial income	(117)
Income from operations	1,644	660	267	844	(127)
Amortization of intangible assets	350	177	141	25	8
Impairment of goodwill	97	19	78
EBITA1)	2,091	856	486	869	(119)
Restructuring and acquisition-related charges	318	149	64	50	54
Other items	153	73	67	23	(11)
Adjusted EBITA1)	2,563	1,078	618	943	(76)

2018
Net Income	1,097
Discontinued operations, net of income taxes	213
Income tax expense	193
Investments in associates, net of income taxes	2
Financial expenses	264
Financial income	(51)
Income from operations	1,719	629	399	796	(105)
Amortization of intangible assets	347	98	140	31	79
EBITA1)	2,066	727	539	827	(27)
Restructuring and acquisition-related charges	258	146	66	15	31
Other items	41	-	56	18	(33)
Adjusted EBITA1)	2,366	872	662	860	(28)

2017
Net Income	1,870
Discontinued operations, net of income taxes	(843)
Income tax expense	349
Investments in associates, net of income taxes	4
Financial expenses	263
Financial income	(126)
Income from operations	1,517	512	424	834	(252)
Amortization of intangible assets	260	57	138	39	26
Impairment of goodwill	9				9
EBITA1)	1,787	568	562	873	(217)
Restructuring and acquisition-related charges	316	156	91	6	64
Other items	50	22	31		(3)
Adjusted EBITA1)	2,153	747	684	879	(157)
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Transactions between the segments are mainly related to components and parts included in the product portfolio of the other segments. The pricing of such transactions was at cost or determined on an arm’s length basis. Philips has no single external customer that represents 10% or more of sales.

Philips Group

Main countries

in millions of EUR

2017 - 2019

	sales1)	tangible and intangible assets2)
2019
Netherlands	522	2,148
United States	6,667	9,864
China	2,707	340
Japan	1,186	550
Germany	1,087	308
France	505	46
United Kingdom	470	611
Other countries	6,338	1,119
Total main countries	19,482	14,986

2018
Netherlands	510	1,666
United States	6,050	9,493
China	2,380	353
Japan	1,045	491
Germany	1,032	263
France	519	30
South Korea	498	3
Other countries	6,087	1,506
Total main countries	18,121	13,805

2017
Netherlands	414	1,154
United States	6,084	8,408
China	2,322	959
Japan	1,059	457
Germany	1,011	270
France	530	33
India	425	100
Other countries	5,935	1,263
Total main countries	17,780	12,644
1)The sales are reported based on country of destination.
2)Consists of Property plant and equipment, Intangible assets excluding goodwill and Goodwill
*)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.